S000010818 [Member] Investment Strategy - Columbia Large Cap Enhanced Core Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500 Index (the Index), convertible securities that are convertible into stocks included in the Index, and derivatives whose returns are closely equivalent to the returns of the Index or its components.
The Fund primarily invests in securities included in the Index but generally holds fewer stocks than the Index and may hold securities that are not in the Index.
Although the Fund’s investment manager attempts to maintain a portfolio that generally matches the risk characteristics of the Index, it will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the Index and to reduce the potential of underperforming the Index over time. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.